WARRANT LIABILITY - Disclosure of warrants outstanding (Details) - shares shares in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants	41,020	41,020
2020 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants	35,020	35,020
2013 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants	6,000	6,000